DEBT - Subordinated Loan and Security Agreement (Details)		1 Months Ended		12 Months Ended
	Aug. 26, 2022 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Debt
Compensating balance				$ 500,000	$ 500,000
Exercise price of warrants | $ / shares				$ 11.50
Balance of debt discount				$ 0	242,277
Change in fair value of the outstanding warrants classified as liabilities
Change in fair value of warrant liability				(3,234,586)	190,911
2020 preferred Series B warrants and 2021 preferred Series B warrants
Debt
Fair value of the warrant at issuance					562,244
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, beginning				562,244	228,000
Fair value of warrants granted					143,333
Fair value of warrants exercised				(580,000)
Change in fair value of warrant liability				17,756	190,911
Warrant liability, ending					$ 562,244
2020 preferred Series B warrants
Debt
Warrants issued to purchase shares | shares			211,112
Exercise price of warrants | $ / shares			$ 1.80		$ 1.80
Valuation cap in case of liquidation			$ 150,000,000
Term of warrants (in years)			10 years
Fair value of the warrant at issuance			$ 228,000
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, ending			$ 228,000
2021 preferred Series B warrants
Debt
Warrants issued to purchase shares | shares		111,111
Exercise price of warrants | $ / shares		$ 1.80			$ 1.80
Valuation cap in case of liquidation		$ 150,000,000
Term of warrants (in years)		10 years
Fair value of the warrant at issuance		$ 143,333
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, ending		$ 143,333
Fair Value of Series B Redeemable Convertible Preferred Stock | 2020 preferred Series B warrants
Debt
Measurement input					0.0289
Fair Value of Series B Redeemable Convertible Preferred Stock | 2021 preferred Series B warrants
Debt
Measurement input					0.0289
Dividend Yield | 2020 preferred Series B warrants
Debt
Measurement input					0
Dividend Yield | 2021 preferred Series B warrants
Debt
Measurement input					0
Expected Volatility | 2020 preferred Series B warrants
Debt
Measurement input					0.20
Expected Volatility | 2021 preferred Series B warrants
Debt
Measurement input					0.20
Risk-Free Interest rate | 2020 preferred Series B warrants
Debt
Measurement input					0.0152
Risk-Free Interest rate | 2021 preferred Series B warrants
Debt
Measurement input					0.0152
Expected Life | 2020 preferred Series B warrants
Debt
Measurement input					0.0810
Expected Life | 2021 preferred Series B warrants
Debt
Measurement input					0.0926
Weighted Average [Member] | Fair Value of Series B Redeemable Convertible Preferred Stock | 2020 preferred Series B warrants
Debt
Measurement input | $ / shares			1.80
Weighted Average [Member] | Fair Value of Series B Redeemable Convertible Preferred Stock | 2021 preferred Series B warrants
Debt
Measurement input | $ / shares		1.80
Weighted Average [Member] | Dividend Yield | 2020 preferred Series B warrants
Debt
Measurement input			0
Weighted Average [Member] | Dividend Yield | 2021 preferred Series B warrants
Debt
Measurement input		0
Weighted Average [Member] | Expected Volatility | 2020 preferred Series B warrants
Debt
Measurement input			0.26
Weighted Average [Member] | Expected Volatility | 2021 preferred Series B warrants
Debt
Measurement input		0.27
Weighted Average [Member] | Risk-Free Interest rate | 2020 preferred Series B warrants
Debt
Measurement input			0.0093
Weighted Average [Member] | Risk-Free Interest rate | 2021 preferred Series B warrants
Debt
Measurement input		0.0173
Subordinated Loan and Security Agreement
Debt
Aggregate amount borrowed	$ 2,547,879
Issuance of stock (in shares) | shares	42,464
Outstanding balance of notes					$ 6,589,563
Interest expense				$ 47,046	$ 89,750
Subordinated Loan and Security Agreement | Minimum
Debt
Effective interest rate (in percent)				25.80%	25.80%
Subordinated Loan and Security Agreement | Maximum
Debt
Effective interest rate (in percent)				27.20%	26.20%
First loan and security agreement with a lender
Debt
Aggregate amount borrowed			$ 3,800,000
Maturity			4 years
Monthly loan repayable equal to percentage of net revenues			4.00%
Amount of return cap			$ 9,500,000
First loan and security agreement with a lender | If fully repaid with in 12 months
Debt
Team of return cap				12 months
Return cap (in percent)			30.00%
First loan and security agreement with a lender | If fully repaid with in 24 months
Debt
Team of return cap				24 months
Return cap (in percent)			22.00%
First loan and security agreement with a lender | If fully repaid with in 36 months
Debt
Team of return cap				36 months
Return cap (in percent)			11.85%
Second loan and security agreement with a lender
Debt
Aggregate amount borrowed		$ 2,000,000
Maturity		3 years
Monthly loan repayable equal to percentage of net revenues		1.0526%
Monthly loan repayable equal to percentage of net revenues ins second year		2.105%
Amount of return cap		$ 3,902,800
Revenue share payments				$ 1,580,019	$ 602,637
Second loan and security agreement with a lender | If fully repaid with in 12 months
Debt
Team of return cap		12 months
Return cap (in percent)		22.00%
Second loan and security agreement with a lender | If fully repaid with in 24 months
Debt
Team of return cap		24 months
Return cap (in percent)		11.85%
Subordinated Loan and Security Agreement, Principal [Member]
Debt
Outstanding balance of notes					4,876,496
Subordinated Loan and Security Agreement, Interest [Member]
Debt
Outstanding balance of notes					$ 2,681,560